Putnam Global Technology Fund
PUTNAM GLOBAL TECHNOLOGY FUND
Goal
Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Technology Fund		Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	[4]	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.
[4]	This fee applies only to shares purchased before 1/2/2013.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Global Technology Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Total annual fund operating expenses		1.95%	2.70%	2.70%	2.45%	2.20%	1.70%
Expense reimbursement	[1]	(0.54%)	(0.54%)	(0.54%)	(0.54%)	(0.54%)	(0.54%)
Total annual fund operating expenses after expense reimbursement		1.41%	2.16%	2.16%	1.91%	1.66%	1.16%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Global Technology Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	710	719	319	537	169	118
3 years	1,103	1,087	787	1,037	636	483
5 years	1,520	1,582	1,382	1,563	1,130	872
10 years	2,678	2,811	2,992	2,999	2,492	1,964

Expense Example, No Redemption Putnam Global Technology Fund (USD $)	Class B	Class C
1 year	219	219
3 years	787	787
5 years	1,382	1,382
10 years	2,811	2,992

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 45%.
Investments
For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund's "non-diversified" status, which means the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified fund," can increase the fund's vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	17.33%
Best calendar quarter Q2 2009	21.85%
Worst calendar quarter Q2 2010	-11.26%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Global Technology Fund	1 year	Since inception	Inception Date
Class A	(11.36%)	14.65%	Dec. 18, 2008
Class A after taxes on distributions	(12.09%)	13.41%	Dec. 18, 2008
Class A after taxes on distributions and sale of fund shares	(6.55%)	12.81%	Dec. 18, 2008
Class B	(11.15%)	15.28%	Dec. 18, 2008
Class C	(7.56%)	16.04%	Dec. 18, 2008
Class M	(9.81%)	14.96%	Dec. 18, 2008
Class R	(6.22%)	16.61%	Dec. 18, 2008
Class Y	(5.73%)	17.20%	Dec. 18, 2008
MSCI World Information Technology Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	(2.49%)	17.93%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.